Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods	$ 1,147,590	$ 810,961	$ 801,199
Revenue from rendering of services	7,015	12,884	22,222
Copper	483,547	466,558	367,278
Gold	326,742	279,731	299,747
Silver	415,399	196,340	157,923
Zinc	63,125	46,620	107,486
Lead	33,779	21,401	32,951
Manganese sulfate	3,658	0	361
Antimony	0	0	28
Revenue from sale of goods before commercial deductions	1,326,250	1,010,650	965,774
Commercial deductions	(172,273)	(196,893)	(183,077)
Royalty income	0	0	1,381
Revenue from contracts with customers	1,160,992	826,641	806,300
Revenue	1,154,605	823,845	824,802
Contracts with customers for sale of goods	1,153,977	813,757	782,697
Hedge Operations	0	6,056	12,774
Adjustments to prior period liquidations	1,652	(450)	(920)
Fair Value of accounts receivables.	(8,039)	(8,402)	6,648
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	7,015	12,884	22,095
Royalty income	0	0	1,381
Contracts with customers for sale of goods	792,883	530,103	533,765
Central America
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	0	0	127
Contracts with customers for sale of goods	206,721	169,239	178,724
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	58,344	59,308	36,796
Europe [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	$ 96,029	$ 55,107	$ 33,412